UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Dividend Opportunities Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 1.98%
Raytheon Company	244	$13,073

Asset Management & Custody Banks - 1.08%
AllianceBernstein Holding L.P.	193	7,158

Communications Equipment - 2.41%
Consolidated Communications Holdings, Inc.	414	6,258
Nokia Corporation, Series A, ADR	182	3,396
QUALCOMM Incorporated	146	6,265
		15,919
Computer Hardware - 1.00%
Hewlett-Packard Company	142	6,578

Construction & Engineering - 3.12%
Chicago Bridge & Iron Company N.V., NY Shares	213	4,105
Fluor Corporation	296	16,470
		20,575
Construction & Farm Machinery & Heavy Trucks - 3.49%
Caterpillar Inc.	132	7,891
Deere & Company	306	15,127
		23,018
Consumer Finance - 1.13%
Capital One Financial Corporation	147	7,482

Data Processing & Outsourced Services - 0.55%
Visa Inc., Class A	59	3,637

Department Stores - 0.88%
Nordstrom, Inc.	201	5,800

Distillers & Vintners - 1.57%
Diageo plc, ADR	150	10,339

Diversified Banks - 2.89%
U.S. Bancorp	261	9,394
Wells Fargo & Company	258	9,668
		19,062
Electrical Components & Equipment - 1.02%
Emerson Electric Co.	166	6,755

Fertilizers & Agricultural Chemicals - 2.03%
Monsanto Company	136	13,422

General Merchandise Stores - 0.48%
Target Corporation	64	3,149

Health Care Equipment - 1.22%
Medtronic, Inc.	161	8,066

Hotels, Resorts & Cruise Lines - 0.66%
Starwood Hotels & Resorts Worldwide, Inc.	154	4,342

Household Products - 5.27%
Colgate-Palmolive Company	292	21,983
Procter & Gamble Company (The)	184	12,816
		34,799
Independent Power Producers & Energy Traders - 1.06%
NRG Energy, Inc. (A)	283	7,004

Industrial Gases - 1.25%
Air Products and Chemicals, Inc.	120	8,239

Industrial REITs - 0.53%
ProLogis	85	3,510

Integrated Oil & Gas - 3.77%
BP p.l.c., ADR	78	3,918
Exxon Mobil Corporation	270	20,980
		24,898
Integrated Telecommunication Services - 0.49%
Iowa Telecommunications Services, Inc.	174	3,256

Life & Health Insurance - 1.45%
Aflac Incorporated	163	9,550

Multi-Utilities - 1.08%
Dominion Resources, Inc.	166	7,089

Office REITs - 1.03%
Douglas Emmett, Inc.	295	6,795

Oil & Gas Drilling - 0.77%
Transocean Inc.	46	5,076

Oil & Gas Equipment & Services - 8.07%
Halliburton Company	210	6,802
National Oilwell Varco, Inc. (A)	170	8,534
Schlumberger Limited	256	19,964
Smith International, Inc.	165	9,652
Weatherford International Ltd. (A)	331	8,316
		53,268
Oil & Gas Exploration & Production - 3.20%
Apache Corporation	120	12,461
XTO Energy Inc.	185	8,616
		21,077
Oil & Gas Storage & Transportation - 2.35%
El Paso Pipeline Partners, L.P.	344	5,520
Enbridge Inc.	136	5,197
NuStar GP Holdings, LLC	274	4,791
		15,508
Other Diversified Financial Services - 2.77%
J.P. Morgan Chase & Co.	391	18,259

Packaged Foods & Meats - 1.39%
Wm. Wrigley Jr. Company	115	9,135

Pharmaceuticals - 4.51%
Abbott Laboratories	352	20,279
Merck & Co., Inc.	299	9,432
		29,711
Property & Casualty Insurance - 1.97%
ACE Limited	83	4,517
Allstate Corporation (The)	74	3,404
Travelers Companies, Inc. (The)	113	5,110
		13,031
Railroads - 3.55%
Burlington Northern Santa Fe Corporation	86	7,903
Union Pacific Corporation	218	15,516
		23,419
Restaurants - 1.47%
McDonald's Corporation	158	9,727

Retail REITs - 1.21%
Simon Property Group, Inc.	82	7,973

Semiconductors - 1.36%
Microchip Technology Incorporated	304	8,958

Soft Drinks - 3.69%
Coca-Cola Company (The)	218	11,510
PepsiCo, Inc.	180	12,857
		24,367
Specialized Finance - 3.15%
CME Group Inc.	43	16,482
IntercontinentalExchange, Inc. (A)	53	4,292
		20,774
Steel - 0.82%
Nucor Corporation	136	5,372

Systems Software - 1.33%
Microsoft Corporation	330	8,806

Tobacco - 5.15%
Lorillard, Inc.	232	16,504
Philip Morris International Inc.	364	17,501
		34,005

TOTAL COMMON STOCKS - 88.20%		$581,981
(Cost: $542,087)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 6.64%
Air Products and Chemicals, Inc.,
1.500%, 10-1-08	$5,324	5,324
AT&T Inc.,
2.150%, 10-3-08	3,000	3,000
Danaher Corporation,
1.800%, 10-6-08	2,000	1,999
E.I. du Pont de Nemours and Company,
2.100%, 10-20-08	3,000	2,997
Kimberly-Clark Worldwide Inc.,
2.050%, 10-16-08	3,000	2,997
PepsiCo, Inc.,
2.040%, 10-9-08	5,000	4,998
Pfizer Inc.,
1.800%, 10-8-08	10,000	9,996
Praxair Inc.,
2.050%, 10-10-08	5,000	4,997
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.200%, 10-7-08	2,592	2,591
Walt Disney Company (The),
2.000%, 10-22-08	5,000	4,994
		43,893

United States Government Obligations - 5.16%
United States Treasury Bills:
0.150%, 10-9-08	10,000	10,000
0.095%, 10-9-08	8,000	8,000
0.300%, 10-23-08	8,000	7,999
0.100%, 10-23-08	4,000	4,000
0.320%, 10-30-08	4,000	3,999
		33,998

TOTAL SHORT-TERM SECURITIES - 11.80%		$77,891
(Cost: $77,891)

TOTAL INVESTMENT SECURITIES - 100.00%		$659,872
(Cost: $619,978)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$581,981	$---
Level 2 - Other Significant Observable Inputs	77,891	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$659,872	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

The Investments of Advisors Energy Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels - 3.28%
Arch Coal, Inc.	51	$1,666
Cameco Corporation	34	752
CONSOL Energy Inc.	28	1,285
Foundation Coal Holdings, Inc.	31	1,119
Peabody Energy Corporation	52	2,356
		7,178
Construction & Engineering - 4.42%
Chicago Bridge & Iron Company N.V., NY Shares	117	2,241
Fluor Corporation	72	4,005
Jacobs Engineering Group Inc. (A)	42	2,254
Shaw Group Inc. (The) (A)	38	1,162
		9,662
Construction & Farm Machinery & Heavy Trucks - 1.23%
Bucyrus International, Inc., Class A	60	2,689

Electric Utilities - 2.69%
Entergy Corporation	35	3,098
Exelon Corporation	44	2,774
		5,872
Electrical Components & Equipment - 4.02%
Energy Conversion Devices, Inc. (A)	32	1,866
First Solar, Inc. (A)	24	4,496
GT Solar International, Inc. (A)	114	1,212
Suntech Power Holdings Co., Ltd., ADR (A)	34	1,214
		8,788
Electronic Equipment & Instruments - 0.85%
SunPower Corporation, Class A (A)	26	1,861

Environmental & Facilities Services - 0.60%
EnergySolutions, Inc.	132	1,316

Independent Power Producers & Energy Traders - 1.26%
Mirant Corporation (A)	61	1,112
NRG Energy, Inc. (A)	67	1,653
		2,765
Industrial Machinery - 0.03%
John Bean Technologies Corporation (A)	5	66

Integrated Oil & Gas - 12.80%
BP p.l.c., ADR	60	3,005
ConocoPhillips	54	3,959
Exxon Mobil Corporation	80	6,240
Hess Corporation	27	2,237
Marathon Oil Corporation	54	2,135
Occidental Petroleum Corporation	69	4,875
Petroleo Brasileiro S.A. - Petrobras, ADR	47	2,055
SandRidge Energy, Inc. (A)	80	1,576
Suncor Energy Inc.	45	1,909
		27,991
Oil & Gas Drilling - 7.59%
ENSCO International Incorporated	42	2,435
Helmerich & Payne, Inc.	121	5,222
Nabors Industries Ltd. (A)	147	3,674
Patterson-UTI Energy, Inc.	98	1,957
Transocean Inc.	30	3,295
		16,583
Oil & Gas Equipment & Services - 24.22%
Baker Hughes Incorporated	45	2,712
BJ Services Company	153	2,923
Cameron International Corporation (A)	125	4,815
Complete Production Services, Inc. (A)	189	3,809
FMC Technologies, Inc. (A)	58	2,700
Halliburton Company	180	5,827
Honghua Group Limited (A)(B)	1,901	367
NATCO Group Inc., Class A (A)	57	2,274
National Oilwell Varco, Inc. (A)	135	6,794
Schlumberger Limited	94	7,348
Smith International, Inc.	92	5,421
Technip SA, ADR	21	1,155
Tenaris S.A., ADR	68	2,551
Weatherford International Ltd. (A)	170	4,269
		52,965
Oil & Gas Exploration & Production - 21.16%
Anadarko Petroleum Corporation	46	2,234
Apache Corporation	55	5,699
CNOOC Limited, ADR	14	1,592
Continental Resources, Inc. (A)	121	4,760
Devon Energy Corporation	54	4,911
EOG Resources, Inc.	47	4,231
Helix Energy Solutions Group, Inc. (A)	98	2,372
Newfield Exploration Company (A)	95	3,049
Noble Energy, Inc.	60	3,344
Southwestern Energy Company (A)	184	5,618
Talisman Energy Inc.	144	2,048
Ultra Petroleum Corp. (A)	45	2,507
XTO Energy Inc.	84	3,909
		46,274
Oil & Gas Refining & Marketing - 1.75%
CVR Energy, Inc. (A)	102	871
Sunoco, Inc.	35	1,256
Valero Energy Corporation	56	1,703
		3,830
Oil & Gas Storage & Transportation - 2.12%
El Paso Pipeline Partners, L.P.	99	1,590
Enbridge Inc.	80	3,047
		4,637
Semiconductor Equipment - 1.21%
Applied Materials, Inc.	174	2,638

Specialized Finance - 1.17%
IntercontinentalExchange, Inc. (A)	32	2,546

TOTAL COMMON STOCKS - 90.40%		$197,661
(Cost: $206,650)

PUT OPTIONS	Number of Contracts
Morgan Stanley & Co. International plc Custom Solar Basket Collar,
November/90, Expires 11-24-08	14,226	1,707

TOTAL PUT OPTIONS - 0.78%		$1,707
(Cost: $1,280)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 6.54%
Automatic Data Processing Inc.,
2.000%, 10-1-08	$2,039	2,039
Bemis Company, Inc.,
2.600%, 10-1-08	5,250	5,250
Praxair Inc.,
2.050%, 10-10-08	5,000	4,997
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.200%, 10-7-08	2,010	2,009
		14,295

United States Government Obligations - 2.28%
United States Treasury Bills:
0.100%, 10-9-08	3,000	3,000
0.320%, 10-30-08	2,000	2,000
		5,000

TOTAL SHORT-TERM SECURITIES - 8.82%		$19,295
(Cost: $19,295)

TOTAL INVESTMENT SECURITIES - 100.00%		$218,663
(Cost: $227,225)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$197,294	$---
Level 2 - Other Significant Observable Inputs	19,662	---
Level 3 - Significant Unobservable Inputs		1,408
Total	$216,956	$1,408

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 7-1-08	$---	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	1,365
Net purchases (sales)	---	43
Transfers in and/or out of Level 3	---	---
Ending Balance 9-30-08	$---	$1,408

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$---	$1,365

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following written call options were outstanding at September 30, 2008:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Morgan Stanely & Co. International plc Customer Solar Basket Collar	14,226	November/110.0	$1,238	$299

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

Securities with an aggregate market value of $367, representing 0.17% of total investments, have been valued in good faith by the Valuation Committe subject to the supervision of the Board of Directors.

The following acronym is used throughout this portfolio:
ADR = American Depository Receipts

The Investments of Advisors Value Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 3.90%
Lockheed Martin Corporation	71	$7,775
Raytheon Company	136	7,283
		15,058
Airlines - 0.18%
UAL Corporation	81	712

Asset Management & Custody Banks - 0.50%
Blackstone Group L.P. (The)	125	1,919

Brewers - 1.40%
Molson Coors Brewing Company, Class B	116	5,414

Communications Equipment - 1.78%
Nokia Corporation, Series A, ADR	368	6,865

Computer Hardware - 5.86%
Hewlett-Packard Company	320	14,806
International Business Machines Corporation	67	7,836
		22,642
Construction & Engineering - 0.47%
Chicago Bridge & Iron Company N.V., NY Shares	95	1,818

Consumer Finance - 3.52%
Capital One Financial Corporation (A)	231	11,755
Discover Financial Services	134	1,853
		13,608
Department Stores - 1.63%
Macy's Inc.	350	6,291

Diversified Chemicals - 0.74%
Solutia Inc. (B)	205	2,871

Diversified Metals & Mining - 1.25%
Freeport-McMoRan Copper & Gold Inc., Class B	85	4,827

Environmental & Facilities Services - 1.46%
Waste Management, Inc.	179	5,630

Health Care Distributors - 7.74%
AmerisourceBergen Corporation	293	11,043
McKesson Corporation	350	18,849
		29,892
Home Improvement Retail - 0.62%
Home Depot, Inc. (The)	93	2,408

Independent Power Producers & Energy Traders - 2.84%
Mirant Corporation (B)	245	4,474
NRG Energy, Inc. (B)	263	6,509
		10,983
Industrial Machinery - 2.27%
Illinois Tool Works Inc.	198	8,788

Integrated Oil & Gas - 11.48%
Chevron Corporation	232	19,135
Exxon Mobil Corporation	127	9,878
Marathon Oil Corporation	196	7,807
Occidental Petroleum Corporation	107	7,531
		44,351
Integrated Telecommunication Services - 3.88%
Verizon Communications Inc.	467	14,996

Managed Health Care - 1.97%
UnitedHealth Group Incorporated (A)	301	7,635

Metal & Glass Containers - 1.40%
Pactiv Corporation (B)	217	5,393

Mortgage REITs - 2.14%
Annaly Capital Management, Inc.	616	8,285

Office Electronics - 1.25%
Xerox Corporation	420	4,845

Oil & Gas Exploration & Production - 3.62%
Apache Corporation	48	4,995
Devon Energy Corporation	99	8,983
		13,978
Oil & Gas Storage & Transportation - 3.62%
Atlas Pipeline Partners, L.P.	23	594
Boardwalk Pipeline Partners, LP	28	573
Energy Transfer Partners, L.P.	99	3,654
Enterprise Products Partners L.P.	317	8,174
MarkWest Energy Partners, L.P.	17	422
Regency Energy Partners LP	31	570
		13,987
Other Diversified Financial Services - 6.53%
Bank of America Corporation (A)	401	14,030
J.P. Morgan Chase & Co.	240	11,211
		25,241
Packaged Foods & Meats - 4.47%
General Mills, Inc. (A)	127	8,700
Kraft Foods Inc.	262	8,567
		17,267
Pharmaceuticals - 0.60%
Johnson & Johnson	34	2,328

Property & Casualty Insurance - 5.22%
Allstate Corporation (The)	140	6,452
Travelers Companies, Inc. (The)	303	13,709
		20,161
Railroads - 2.94%
Union Pacific Corporation	160	11,350

Regional Banks - 2.93%
SunTrust Banks, Inc.	55	2,479
Synovus Financial Corp.	337	3,492
Zions Bancorporation	139	5,337
		11,308
Reinsurance - 1.19%
Everest Re Group, Ltd. (A)	53	4,586

Specialty Stores - 0.32%
Office Depot, Inc. (B)	211	1,226

Tobacco - 6.31%
Altria Group, Inc.	265	5,250
Lorillard, Inc.	123	8,723
Philip Morris International Inc.	216	10,394
		24,367

TOTAL COMMON STOCKS - 96.03%		$371,030
(Cost: $360,292)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Alcoa Incorporated,
3.950%, 10-15-08	$3,514	3,509
Automatic Data Processing Inc.,
2.000%, 10-1-08	1,878	1,878
Baxter International Inc.,
2.350%, 10-10-08	2,000	1,999
Johnson & Johnson,
2.030%, 11-4-08	5,000	4,990
Kellogg Co.,
3.330%, 10-10-08	2,969	2,967

TOTAL SHORT-TERM SECURITIES - 3.97%		$15,343
(Cost: $15,342)

TOTAL INVESTMENT SECURITIES - 100.00%		$386,373
(Cost: $375,634)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$371,030	$(1,267)
Level 2 - Other Significant Observable Inputs	15,343	---
Level 3 - Significant Unobservable Inputs	---	(183)
Total	$386,373	$(1,450)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 7-1-08	$---	$(242)
Net realized gain (loss)	---	(295)
Net change in unrealized appreciation (depreciation)	---	450
Net purchases (sales)	---	(96)
Transfers in and/or out of Level 3	---	---
Ending Balance 9-30-08	$---	$(183)

Net change in unrealized appreciation (depreciation) from investments still held as of 9-30-08	$---	$235

(A)Securities serve as cover for the following written options outstanding at September 30, 2008:

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

General Mills, Inc.:	-*	October/70.0	$27	$34
UnitedHealth Group Incorporated:	3	December/32.5	418	183

			$445	$217

Underlying Security	Contracts Subject to Put	Expiration Month Exercise Price	Premium Received	Market Value

Allstate Corporation (The):	1	October/40.0	$18	$38
	1	October/45.0	53	82
	1	January/40.0	43	104
	-*	January/45.0	90	174
Home Depot, Inc. (The):	1	October/22.5	33	18
Molson Coors Brewing Company, Class B:	-*	October/50.0	34	94
	-*	January/50.0	54	108
Solutia Inc.:	-*	October/17.5	59	154
	1	December/15.0	196	295
	-*	December/17.5	81	166

			$661	$1,233

*Not shown due to rounding as amount is less than 500.

(B)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio:
ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008